Cover Page	6 Months Ended
Apr. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	BANK OF MONTREAL /CAN/
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31